Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 22, 2020 USD ($)	Dec. 15, 2020 USD ($)	Nov. 16, 2020 USD ($)	Aug. 17, 2020 USD ($)	Jun. 08, 2020 USD ($)	May 20, 2020 USD ($)	Mar. 12, 2020 USD ($)	Nov. 18, 2019	May 16, 2019	May 15, 2019	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		1,109,943		1,522,362	1,522,362	11,500	10,000	84,900	2,900	80,000	481,405	16,550	82,200	484,940	13,300	624,478
Weighted average remaining contractual life (years)	8 years 4 months 10 days
Number of options exercisable		3,156,663		454,687	1,678,431
Compensation expense | $	$ 3,018,000	$ 1,266,000
Options exercised | $	235,123	1,800
Proceeds from option exercised | $	$ 1,826,000	$ 4,000
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	11,000	0
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 3,007,000	$ 1,266,000
Exercise Price 2.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 2.40
Number of options outstanding				11,300
Weighted average remaining contractual life (years)	1 year 10 months 17 days
Number of options exercisable				11,300
Exercise Price 8.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			8.50
Number of options outstanding				28,728
Weighted average remaining contractual life (years)	6 years 10 months 17 days
Number of options exercisable				21,938
Exercise Price 9.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			9.10
Number of options outstanding				10,300
Weighted average remaining contractual life (years)	8 years 4 months 17 days
Number of options exercisable				4,069
Exercise Price 9.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			9.20
Number of options outstanding				435,781
Weighted average remaining contractual life (years)	8 years 4 months 17 days
Number of options exercisable				147,340
Exercise Price 9.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			9.30
Number of options outstanding				44,147
Weighted average remaining contractual life (years)	7 years 7 months 24 days
Number of options exercisable				23,317
Exercise Price 9.70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			9.70
Number of options outstanding				4,950
Weighted average remaining contractual life (years)	6 years 3 months 26 days
Number of options exercisable				4,950
Exercise Price 9.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			9.90
Number of options outstanding				2,300
Weighted average remaining contractual life (years)	7 years 2 months 27 days
Number of options exercisable				1,577
Exercise Price 10.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			10.20
Number of options outstanding				9,900
Weighted average remaining contractual life (years)	7 years 5 months 16 days
Number of options exercisable				7,700
Exercise Price 11.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			11.00
Number of options outstanding				57,784
Weighted average remaining contractual life (years)	5 years 11 months 12 days
Number of options exercisable				57,784
Exercise Price 11.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			11.23
Number of options outstanding				71,500
Weighted average remaining contractual life (years)	8 years 10 months 21 days
Number of options exercisable				19,362
Exercise Price 11.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			11.90
Number of options outstanding				19,011
Weighted average remaining contractual life (years)	7 years 4 months 21 days
Number of options exercisable				844
Exercise Price 13.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			13.50
Number of options outstanding				8,300
Weighted average remaining contractual life (years)	5 years 7 months 10 days
Number of options exercisable				8,300
Exercise Price 14.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			14.60
Number of options outstanding				93,406
Weighted average remaining contractual life (years)	5 years 7 months 21 days
Number of options exercisable				93,406
Exercise Price 15.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			15.00
Number of options outstanding				52,800
Weighted average remaining contractual life (years)	4 years 7 months 28 days
Number of options exercisable				52,800
Exercise Price 15.15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			15.15
Number of options outstanding				14,050
Weighted average remaining contractual life (years)	9 years 2 months 12 days
Exercise Price 16.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			16.87
Number of options outstanding				80,000
Weighted average remaining contractual life (years)	9 years 5 months 9 days
Exercise Price 17.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			17.44
Number of options outstanding				469,305
Weighted average remaining contractual life (years)	9 years 4 months 21 days
Exercise Price 20.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			20.39
Number of options outstanding				2,400
Weighted average remaining contractual life (years)	9 years 7 months 17 days
Exercise Price 23.02
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			23.02
Number of options outstanding				10,000
Weighted average remaining contractual life (years)	9 years 11 months 16 days
Exercise Price 24.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			24.31
Number of options outstanding				84,900
Weighted average remaining contractual life (years)	9 years 10 months 17 days
Exercise Price 25.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 25.01
Number of options outstanding				11,500
Weighted average remaining contractual life (years)	9 years 11 months 23 days